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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                       2/11/00
-----------------------             ------------                     -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 23
                                            ---------------------------
Form 13F Information Table Value Total:     $       158,351
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------

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                                                                                                 Item 6: Investment Discretion
  ---------------------------------------------------------------------------------------------------------------------------------
  Item 1:                   Item 2:      Item 3:  CUSIP      Item 4: Fair      Item 5: Shares            (b) Shared- As (c) Shared-
  Name of Issuer            Title of     Number              Market Value      or Principal               Defined in       Other
                            Class                                              Amount         (a) Sole    Instr. V
  ---------------------------------------------------------------------------------------------------------------------------------
  Ascent Group              COM          43628106            1,746,000         137,584        137,584
  ---------------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel           COM          87509105            15,913,000        1,900,000      1,900,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.              COM          090066L105          805,000           90,750         90,750
  ---------------------------------------------------------------------------------------------------------------------------------
  Comsat Corp.              COM SER 1    20564D107           1,421,000         71,513         71,513
  ---------------------------------------------------------------------------------------------------------------------------------
  Converse                  COM          212540108           95,000            69,000         69,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Dave & Busters            COM          23833N104           97,000            11,820         11,820
  Inc.
  ---------------------------------------------------------------------------------------------------------------------------------
  Florsheim Shoe            COM          343302105           120,000           42,683         42,683
  ---------------------------------------------------------------------------------------------------------------------------------
  Genesis Worldwide         COM          37184G104           361,000           113,100        113,100
  ---------------------------------------------------------------------------------------------------------------------------------
  Great Atlantic & Pac.     COM          390064103           2,793,000         100,200        100,200
  Tea Inc.
  ---------------------------------------------------------------------------------------------------------------------------------
  Hancock  Fabrics Inc.     COM          409900107           172,000           55,000         55,000
  ---------------------------------------------------------------------------------------------------------------------------------
  Ladd Furniture            COM          505739201           3,355,000         169,867        169,867
  ---------------------------------------------------------------------------------------------------------------------------------
  LTX Corp.                 COM          502392103           5,392,000         241,000        241,000
  ---------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)                                       0
  ---------------------------------------------------------------------------------------------------------------------------------

Table continued...

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                                               Item 8: Voting Authority (Shares)
  --------------------------------------------------------------------------------------------------
  Item 1:                     Item 7:
  Name of Issuer              Managers See
                              Instr. V        (a) Sole          (b) Shared       (c) None
  --------------------------------------------------------------------------------------------------
  Ascent Group                                 137,584
  --------------------------------------------------------------------------------------------------
  Bethlehem Steel                              1,900,000
  --------------------------------------------------------------------------------------------------
  Biotime Inc.                                 90,750
  --------------------------------------------------------------------------------------------------
  Comsat Corp.                                 71,513
  --------------------------------------------------------------------------------------------------
  Converse                                     69,000
  --------------------------------------------------------------------------------------------------
  Dave & Busters                               11,820
  Inc.
  --------------------------------------------------------------------------------------------------
  Florsheim Shoe                               42,683
  --------------------------------------------------------------------------------------------------
  Genesis Worldwide                            113,100
  --------------------------------------------------------------------------------------------------
  Great Atlantic & Pac.                        100,200
  Tea Inc.
  --------------------------------------------------------------------------------------------------
  Hancock  Fabrics Inc.                        55,000
  --------------------------------------------------------------------------------------------------
  Ladd Furniture                               169,867
  --------------------------------------------------------------------------------------------------
  LTX Corp.                                    241,000
  --------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)
  --------------------------------------------------------------------------------------------------

                                    FORM 13F


Page 2 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------

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                                                                                                  Item 6: Investment Discretion
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Item 1:                    Item 2: Title  Item 3:  CUSIP    Item 4: Fair Market  Item 5:  Shares            (b)         (c) Shared-
Name of Issuer             of Class       Number            Value                or Principal               Shared- As  Other
                                                                                 Amount           (a) Sole  Defined in
                                                                                                            Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                  COM            62886E108         22,725,000           600,000          600,000
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp            COM            649080504         1,573,000            340,000          340,000
-----------------------------------------------------------------------------------------------------------------------------------
Ogden Corp.                COM            676346109         14,325,000           1,200,000        1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.          COM            741593107         394,000              83,000           83,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull               COM            783755101         7,984,000            410,751          410,751
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.                ORD            809090103         2,913,000            200,000          200,000
-----------------------------------------------------------------------------------------------------------------------------------
Sunglass Hut               COM            86736F106         14,625,000           1,300,000        1,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive         COM            880349105         907,000              97,400           97,400
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Trinity Industries         COM            896522109         427,000              15,000           15,000
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Unisys Corp                COM            909214108         43,758,000           1,370,100        1,370,100
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.        COM            922944103         16,450,000           2,350,000        2,350,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                        126,081,000
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AGGREGATE COLUMN TOTALS                                     158,351,000
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Table continued...

-----------------------------------------------------------------------------------------------
                                           Item 8: Voting Authority (Shares)
-----------------------------------------------------------------------------------------------
Item 1:                        Item 7:
Name of Issuer                 Mana-
                               gers  See   (a) Sole         (b) Shared      (c) None
                               Instr. V
-----------------------------------------------------------------------------------------------
NCR Corp.                                  600,000
-----------------------------------------------------------------------------------------------
New Valley Corp                            340,000
-----------------------------------------------------------------------------------------------
Ogden Corp.                                1,200,000
-----------------------------------------------------------------------------------------------
Primesource Corp.                          83,000
-----------------------------------------------------------------------------------------------
Ryerson Tull                               410,751
-----------------------------------------------------------------------------------------------
Scitex Ltd.                                200,000
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Sunglass Hut                               1,300,000
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Tenneco Automotive                         97,400
-----------------------------------------------------------------------------------------------
Trinity Industries                         15,000
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Unisys Corp                                1,370,100
-----------------------------------------------------------------------------------------------
Venator Group, Inc.                        2,350,000
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COLUMN TOTALS (Page)
-----------------------------------------------------------------------------------------------
AGGREGATE COLUMN TOTALS
-----------------------------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F


Page 3 of 3        Name of Reporting Manager:  Greenway Partners, L.P.
                                               --------------------------------

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                                                                                                     Item 6: Investment Discretion
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Item 1:                   Item 2: Title  Item 3:  CUSIP    Item 4: Fair        Item 5:  Shares or              (b)         (c)
Name of Issuer            of Class       Number            Market Value        Principal Amount                Shared- As  Shared-
                                                                                                     (a) Sole  Defined in  Other
                                                                                                               Instr. V
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

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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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Table continued...

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                                      Item 8: Voting Authority (Shares)
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Item 1:                Item 7: Mana-
Name of Issuer         gers  See
                       Instr. V       (a) Sole          (b) Shared    (c) None

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

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CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE 24B-2
UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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

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